Stable Value Fund	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Stable Value Fund	Stable Value Fund
The objective of the Stable Value Fund is to preserve the invested principal and accumulated interest, while earning a competitive level of income over time. The Stable Value Fund is a separate account managed by FMTC. The Stable Value Fund is fully benefit-responsive and consists of synthetic guaranteed investment contracts.
The Stable Value Fund invests in a diversified portfolio of short-term bonds and other fixed income securities, such as U.S. Treasury bonds, government agency securities, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. The Stable Value Fund also invests in money market funds to provide daily liquidity and purchases third party wrap contracts that are designed to permit the Fund to use contract value accounting to provide for the payment of participant directed withdrawals and exchanges at contract value under most circumstances. Interest is credited to the Stable Value Fund under the wrap contracts. There is no immediate recognition of gains and losses on the fixed income securities. Instead, gains or losses are recognized over time by adjusting the interest rate credited to the Stable Value Fund.
The wrap contracts have been issued by American General Life, Citibank, J.P. Morgan Chase, Massachusetts Mutual, Metropolitan Life Insurance Company, Nationwide Life Insurance Company, Pacific Life Insurance Company, Prudential Insurance Company of America, State Street Bank and Transamerica Premier Life. The S&P credit rating at December 31, 2025 of the issuing financial institutions is A+, A+, AA-, AA+, AA-, A+, AA-, AA-, AA-, and A+, respectively. The underlying investments of the Stable Value Fund are stated at contract value.
The third party wrap contracts provide that participant fund transactions are executed at contract value. Contract value represents contributions made to the fund, plus net investment income, less participant withdrawals. The interest crediting rates are reset quarterly based upon market rates of similar investments, the current yield of the underlying investments, and the spread between market value and contract value, but the rate cannot be less than 0%.
Certain events, such as a Plan termination or a Plan merger initiated by the Plan Administrator may limit the ability of the Plan to transact at contract value or may allow for the termination of the wrap contract at less than contract value. The Plan Administrator does not believe that any events that may limit the ability of the Plan to transact at contract value are probable.